Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
10.
LEASES

The Group has operating leases arrangements for their regional processing centers, frontline fulfillment stations, processing plants, office space, vehicles and equipment.

A summary of supplemental information related to operating leases as of December 31, 2022 and 2023 is as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Operating lease right-of-use assets	1,425,117	1,262,134	177,768
Operating lease liabilities, current	693,496	653,529	92,048
Operating lease liabilities, non-current	678,000	568,039	80,007
Total operating lease liabilities	1,371,496	1,221,568	172,055
Weighted average remaining lease term	2.54 years	2.56 years	2.56 years
Weighted average discount rate	6.9%	8.1%	8.1%

10.
LEASES (CONTINUED)

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive loss and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
		(in thousands)
Operating lease cost	953,325	1,040,862	887,006	124,932
Short-term lease cost	12,227	11,219	8,285	1,167
Variable lease cost	8,247	14,896	7,073	996
Total	973,799	1,066,977	902,364	127,095
Cash paid for operating leases	1,002,511	1,046,689	904,637	127,415
Right-of-use assets obtained in exchange for operating lease liabilities	1,671,666	393,755	537,700	75,733

A summary of the maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2023 is as follows:

	As of December 31, 2023
	RMB	US$
	(in thousands)
2024	719,243	101,304
2025	363,603	51,212
2026	167,135	23,540
2027	50,222	7,074
2028	24,788	3,491
Thereafter	12,299	1,732
Total future lease payments	1,337,290	188,353
Less: imputed interest	(115,722)	(16,298)
Total operating lease liabilities	1,221,568	172,055

The aggregate consideration paid for the early termination of the operating leases of certain regional processing centers and frontline fulfillment stations and the resulting gain or loss recognized upon termination of such leases was not significant for the periods presented.